other long-term assets - Costs incurred to obtain and fulfill contracts with customers (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
other long-term assets
Balance, beginning of period	$ 420	$ 419
Additions	95	170
Amortization	(76)	(150)
Balance, end of period	439	439
Current	266	266
Non-current	173	173	$ 154
Total	439	439	419
Costs incurred to obtain contracts with customers
other long-term assets
Balance, beginning of period	400	404
Additions	87	156
Amortization	(75)	(148)
Balance, end of period	412	412
Current	258	258
Non-current	154	154
Total	412	412	404
Costs incurred to fulfill contracts with customers
other long-term assets
Balance, beginning of period	20	15
Additions	8	14
Amortization	(1)	(2)
Balance, end of period	27	27
Current	8	8
Non-current	19	19
Total	$ 27	$ 27	$ 15